                                                                                                December 31, 2012

Securities and Exchange Commission

Office of Filings and Information Services

100 F Street, NE

Washington, DC 20549

Re:       Dreyfus  Growth and Income Fund, Inc.

File No. 811-6474

Gentlemen:

            This filing is being transmitted for the Annual Report to Shareholders of the Fund for the period ended October 31, 2012, filed in compliance with the provisions of Section 30 of the Investment Company Act of 1940.

                                                                                                Very truly yours,

                                                                                                /s/Loretta Johnston

                                                                                                Loretta Johnston
                                                                                                Senior Paralegal

LJ\

Enclosure